Total operating costs - Auditor Remuneration (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Audit of parent company and consolidated financial statements	€ 4,672	€ 3,759	€ 3,136
Audit of the Company’s subsidiaries	7,151	6,269	6,248
Total audit	11,823	10,028	9,384
Audit related assurance services	1,067	1,019	1,002
Other assurance services	1,540	717	213
Total audit and audit-related assurance services	14,430	11,764	10,599
All other services	4	36	47
Total non-audit or non-audit-related assurance services	4	36	47
Total audit and all other fees	€ 14,434	€ 11,800	€ 10,646